INTELLECTUAL PROPERTY LICENSE	12 Months Ended
Dec. 31, 2016
INTELLECTUAL PROPERTY LICENSE
INTELLECTUAL PROPERTY LICENSE

16. INTELLECTUAL PROPERTY LICENSE

In July 2007, the Company entered into a worldwide exclusive license (the “BCH License”) for patents co-owned by Boston Children’s Hospital (“BCH”) and the Massachusetts Institute of Technology initially covering the use of biopolymers to treat spinal cord injuries, and to promote the survival and proliferation of human stem cells in the spinal cord. During 2011, the BCH License was amended, and the Company obtained additional rights for use in the field of peripheral nerve injuries. The BCH License, as amended, has a 15‑year term, or as long as the life of the last expiring patent right thereunder, whichever is longer, unless terminated earlier by the licensor, under certain conditions as defined in the related license agreement. In connection with the BCH License, the Company paid an initial $75 licensing fee and is required to pay certain annual maintenance fees, milestone payments and royalties. License fees and milestone payments are capitalized and the gross total at December 31, 2016 and 2015 was $200 (see Note 5). Maintenance and royalty costs are expensed as incurred.